                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                              ----------
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Baytree Investments (Mauritius) Pte Ltd
Address: c/o International Management (Mauritius) Ltd
         Les Cascades Building, Edith Cavell Street
         Port Louis, Mauritius

Form 13F File Number: 28-13096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rooksana Shahabally
Title:   Director
Phone:   +230 212 9800

Signature, Place, and Date of Signing:

                               c/o International
                           Management (Mauritius) Ltd
                             Les Cascades Building
                              Edith Cavell Street
 /s/ Rooksana Shahabally     Port Louis, Mauritius       February 14, 2012
 ------------------------  -------------------------- ------------------------

Report Type (Check only one.):

[_] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13 F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13 F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name
    --------------------       ----------------------------------
    28-13088                   Temasek Holdings (Private) Limited